Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows provided by (used in) operating activities:
Net loss for the period	$ (6,100)	$ (3,344)
Adjustments for non-cash items:
Share-based compensation expense	4,326	529
(Decrease) in deferred tax liability	(536)
(Income) on fair value of warrant liability	(384)	(59)
Value of shares issued for services	60
Share of loss (gain) in associate	102	(391)
Gain on sale of marketable securities		(72)
Loss on accrued equity issuable at a discount		1,333
Amortization of debt discount		76
Loss on early extinguishment of debt		223
Accounts receivable	(41)	96
Prepaid expenses and other receivables	858	2
Accounts payable and accrued liabilities	(1,140)	(925)
Other assets	(2)	(36)
Other	2	(5)
Net cash used in operating activities	(2,855)	(2,573)
Cash flows provided by (used in) investing activities:
Proceeds from sale of marketable securities		140
Investment in associates		(1,000)
Net cash used in investing activities		(860)
Cash flows provided by (used in) financing activities:
Proceeds from shares issued under registered offering	29,093	6,980
Share issuance costs	(1,852)	(248)
Proceeds from exercise of stock purchase warrants	90
Advance payment of warrants exercised	15
Repayment of unsecured notes payable		(1,020)
Repayment of advance from related party		(1,000)
Net cash provided by financing activities	27,346	4,712
Increase in cash and cash equivalents during period	24,491	1,279
Cash and cash equivalents at beginning of period	2,770	3,152
Cash and cash equivalents at end of period	27,261	4,431
Cash paid for interest	16	748
Increase in accounts payable for stock issuance costs	25
Fair value of warrant liability for Portage warrants issued	535	271
Decrease in warrant liability from warrant exercise	201
Exchange of iOx shares for settlement of notes payable, accrued interest and warrants	184
Shares issued pursuant to settlement of SalvaRx notes and warrants		$ 2,640